Distribution Date:	06/16/23	Wells Fargo Commercial Mortgage Trust 2013-LC12
Determination Date:	06/12/23
Next Distribution Date:	07/17/23
Record Date:	05/31/23	Commercial Mortgage Pass-Through Certificates
Series 2013-LC12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	8		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	9-13		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	14-15	Trust Administrator	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	16-17		David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	22
		Trustee	U.S. Bank Trust Company, National Association
Specially Serviced Loan Detail - Part 2	23-24		General Contact	(312) 332-7457
Modified Loan Detail	25		190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94988QAA9	1.676000%	130,432,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94988QAC5	3.531000%	80,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94988QAE1	3.986000%	160,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FL	94988QBG5	6.157710%	103,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3FX	94988QBQ3	4.261000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	94988QAG6	4.218000%	363,055,000.00	116,989,363.17	83,251,442.76	411,217.61	0.00	0.00	83,662,660.37	33,737,920.41	92.40%	30.00%
A-SB	94988QAL5	3.928000%	149,929,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	94988QAN1	4.435328%	116,257,000.00	116,257,000.00	0.00	429,698.32	0.00	0.00	429,698.32	116,257,000.00	66.19%	21.75%
B	94988QAQ4	4.435328%	88,072,000.00	88,072,000.00	0.00	325,523.54	0.00	0.00	325,523.54	88,072,000.00	46.34%	15.50%
C	94988QAS0	4.435328%	56,367,000.00	56,367,000.00	0.00	208,338.47	0.00	0.00	208,338.47	56,367,000.00	33.63%	11.50%
D	94988QAU5	4.435328%	66,936,000.00	66,936,000.00	0.00	247,402.62	0.00	0.00	247,402.62	66,936,000.00	18.55%	6.75%
E	94988QAW1	3.500000%	28,183,000.00	28,183,000.00	0.00	33,083.18	0.00	0.00	33,083.18	28,183,000.00	12.19%	4.75%
F	94988QAY7	3.500000%	14,092,000.00	14,092,000.00	0.00	0.00	0.00	0.00	0.00	14,092,000.00	9.02%	3.75%
G	94988QBA8	3.500000%	52,843,821.00	40,000,684.49	0.00	0.00	0.00	0.00	0.00	40,000,684.49	0.00%	0.00%
V	94988QBN0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94988QBL4	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,409,166,823.01	526,897,047.66	83,251,442.76	1,655,263.74	0.00	0.00	84,906,706.50	443,645,604.90

X-A	94988QBC4	0.217328%	986,416,000.00	116,989,363.17	0.00	21,187.60	0.00	0.00	21,187.60	33,737,920.41
X-B	94988QBE0	0.935328%	95,118,821.00	82,275,684.49	0.00	64,128.99	0.00	0.00	64,128.99	82,275,684.49
Notional SubTotal			1,081,534,821.00	199,265,047.66	0.00	85,316.59	0.00	0.00	85,316.59	116,013,604.90

Deal Distribution Total					83,251,442.76	1,740,580.33	0.00	0.00	84,992,023.09

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94988QAA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94988QAC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94988QAE1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FL	94988QBG5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3FX	94988QBQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	94988QAG6	322.23592340	229.30807387	1.13265927	0.00000000	0.00000000	0.00000000	0.00000000	230.44073314	92.92784953
A-SB	94988QAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	94988QAN1	1,000.00000000	0.00000000	3.69610707	0.00000000	0.00000000	0.00000000	0.00000000	3.69610707	1,000.00000000
B	94988QAQ4	1,000.00000000	0.00000000	3.69610705	0.00000000	0.00000000	0.00000000	0.00000000	3.69610705	1,000.00000000
C	94988QAS0	1,000.00000000	0.00000000	3.69610712	0.00000000	0.00000000	0.00000000	0.00000000	3.69610712	1,000.00000000
D	94988QAU5	1,000.00000000	0.00000000	3.69610703	0.00000000	0.00000000	0.00000000	0.00000000	3.69610703	1,000.00000000
E	94988QAW1	1,000.00000000	0.00000000	1.17387006	1.74279672	58.60613065	0.00000000	0.00000000	1.17387006	1,000.00000000
F	94988QAY7	1,000.00000000	0.00000000	0.00000000	2.91666690	88.40710829	0.00000000	0.00000000	0.00000000	1,000.00000000
G	94988QBA8	756.96048721	0.00000000	0.00000000	2.20780136	91.33354797	0.00000000	0.00000000	0.00000000	756.96048721
V	94988QBN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94988QBL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94988QBC4	118.60043143	0.00000000	0.02147938	0.00000000	0.00000000	0.00000000	0.00000000	0.02147938	34.20252754
X-B	94988QBE0	864.97796782	0.00000000	0.67419875	0.00000000	0.00000000	0.00000000	0.00000000	0.67419875	864.97796782

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FL	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3FX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/23 - 05/30/23	30	0.00	411,217.61	0.00	411,217.61	0.00	0.00	0.00	411,217.61	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	05/01/23 - 05/30/23	30	0.00	21,187.60	0.00	21,187.60	0.00	0.00	0.00	21,187.60	0.00
X-B	05/01/23 - 05/30/23	30	0.00	64,128.99	0.00	64,128.99	0.00	0.00	0.00	64,128.99	0.00
A-S	05/01/23 - 05/30/23	30	0.00	429,698.32	0.00	429,698.32	0.00	0.00	0.00	429,698.32	0.00
B	05/01/23 - 05/30/23	30	0.00	325,523.54	0.00	325,523.54	0.00	0.00	0.00	325,523.54	0.00
C	05/01/23 - 05/30/23	30	0.00	208,338.47	0.00	208,338.47	0.00	0.00	0.00	208,338.47	0.00
D	05/01/23 - 05/30/23	30	0.00	247,402.62	0.00	247,402.62	0.00	0.00	0.00	247,402.62	0.00
E	05/01/23 - 05/30/23	30	1,602,579.34	82,200.42	0.00	82,200.42	49,117.24	0.00	0.00	33,083.18	1,651,696.58
F	05/01/23 - 05/30/23	30	1,204,731.30	41,101.67	0.00	41,101.67	41,101.67	0.00	0.00	0.00	1,245,832.97
G	05/01/23 - 05/30/23	30	4,709,745.00	116,668.66	0.00	116,668.66	116,668.66	0.00	0.00	0.00	4,826,413.66
Totals			7,517,055.64	1,947,467.90	0.00	1,947,467.90	206,887.57	0.00	0.00	1,740,580.33	7,723,943.21

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94988QAN1	4.435328%	116,257,000.00	116,257,000.00	0.00	429,698.32	0.00	0.00	429,698.32	116,257,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94988QAQ4	4.435328%	88,072,000.00	88,072,000.00	0.00	325,523.54	0.00	0.00	325,523.54	88,072,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94988QAS0	4.435328%	56,367,000.00	56,367,000.00	0.00	208,338.47	0.00	0.00	208,338.47	56,367,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			260,696,000.03	260,696,000.00	0.00	963,560.33	0.00	0.00	963,560.33	260,696,000.00

Exchangeable Certificate Details
PEX	94988QBJ9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

	Additional Information

Total Available Distribution Amount (1)	84,992,023.09
Benchmark: 1-Month LIBOR
Current Period 1 Month LIBOR %	5.107710
Next Period 1 Month LIBOR %	5.158140
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,960,567.57	Master Servicing Fee	10,778.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,379.30
Interest Adjustments	0.00	Trustee Fee	163.34
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	226.86
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Trust Advisor Fee	551.87
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	13,099.68
Total Interest Collected	1,960,567.57

Principal		Expenses/Reimbursements
Scheduled Principal	79,925,625.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	160,225.88
Principal Prepayments	3,321,314.52	Special Servicing Fees (Monthly)	46,034.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	627.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	504.45	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	3,998.40	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	83,251,442.76	Total Expenses/Reimbursements	206,887.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,740,580.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	83,251,442.76
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Net Swap Counterparty Payments Paid	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	84,992,023.09
Total Funds Collected	85,212,010.33	Total Funds Distributed	85,212,010.34

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	526,897,047.66	526,897,047.66	Beginning Certificate Balance	526,897,047.66
(-) Scheduled Principal Collections	79,925,625.39	79,925,625.39	(-) Principal Distributions	83,251,442.76
(-) Unscheduled Principal Collections	3,321,818.97	3,321,818.97	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	3,998.40	3,998.40	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	443,645,604.90	443,645,604.90	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	530,559,422.54	530,559,422.54	Ending Certificate Balance	443,645,604.90
Ending Actual Collateral Balance	447,742,899.98	447,742,899.98

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.44%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP
1,000,000 or less	0	0.00	0.00%	0	0.0000	0.000000	1.30 or less	5	110,019,409.51	24.80%	1	4.4118	0.789599
1,000,001 to 2,000,000	2	2,772,237.55	0.62%	1	4.9712	1.939102	1.31 to 1.40	3	53,345,404.39	12.02%	1	4.4748	1.370870
2,000,001 to 3,000,000	1	2,399,166.46	0.54%	1	4.6000	1.760500	1.41 to 1.50	1	7,271,883.40	1.64%	0	4.2600	1.410400
3,000,001 to 4,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	1	77,536,242.61	17.48%	0	3.8390	1.564300
4,000,001 to 5,000,000	2	9,396,860.06	2.12%	(1)	4.2584	1.558298	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
5,000,001 to 6,000,000	1	5,945,156.74	1.34%	0	4.8350	(0.386100)	1.71 to 1.80	5	93,912,183.64	21.17%	(21)	3.7797	1.763371
6,000,001 to 7,000,000	1	6,247,284.35	1.41%	(1)	4.3000	1.777000	1.81 to 1.90	1	7,129,085.39	1.61%	1	4.2000	1.839900
7,000,001 to 8,000,000	4	29,119,096.13	6.56%	1	4.8680	1.972341	1.91 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
8,000,001 to 9,000,000	2	17,371,147.69	3.92%	0	4.1725	0.278966	2.01 to 2.50	5	51,290,725.63	11.56%	1	4.6017	2.230539
9,000,001 to 10,000,000	2	19,281,331.82	4.35%	1	4.6080	1.828840	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	1	15,696,421.37	3.54%	1	4.5760	0.964200	Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
20,000,001 to 30,000,000	1	25,469,875.32	5.74%	0	4.1360	2.124700
30,000,001 to 50,000,000	1	40,275,980.50	9.08%	1	4.6220	1.385400
50,000,001 to 80,000,000	3	226,530,376.58	51.06%	(8)	3.9148	1.452491
80,000,0001 to 90,000,000	0	0.00	0.00%	0	0.0000	0.000000
90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	18	43,140,670.33	9.72%	1	4.6421	NAP
							Defeased	18	43,140,670.33	9.72%	1	4.6421	NAP
California	1	7,129,085.39	1.61%	1	4.2000	1.839900
							Lodging	6	31,434,367.59	7.09%	0	4.7909	1.321698
Colorado	1	15,696,421.37	3.54%	1	4.5760	0.964200
							Mixed Use	1	40,275,980.50	9.08%	1	4.6220	1.385400
Florida	1	40,275,980.50	9.08%	1	4.6220	1.385400
							Mobile Home Park	5	8,689,290.04	1.96%	1	4.9901	2.314766
Maryland	1	78,726,646.13	17.75%	(25)	3.6580	1.762400
							Office	4	50,337,873.85	11.35%	0	4.3293	1.265730
Mississippi	1	1,541,716.22	0.35%	1	5.0600	1.759200
							Retail	18	260,365,584.72	58.69%	(7)	3.9707	1.463538
Montana	1	70,267,487.84	15.84%	1	4.2860	0.981900
							Totals	52	443,645,604.90	100.00%	(4)	4.2239	1.465429
New York	3	40,084,966.37	9.04%	0	4.1886	1.579780

North Carolina	2	78,766,763.94	17.75%	0	3.8550	1.573677

North Dakota	1	9,409,130.18	2.12%	1	4.7800	1.243000

Ohio	3	8,142,716.23	1.84%	1	5.8589	2.169757

Pennsylvania	4	7,147,573.82	1.61%	1	4.9750	2.434600

South Carolina	2	11,671,372.98	2.63%	0	4.2600	1.377945

Tennessee	1	6,247,284.35	1.41%	(1)	4.3000	1.777000

Texas	4	3,869,407.33	0.87%	0	4.4697	1.761944

Virginia	2	9,171,577.16	2.07%	1	4.4440	(0.603624)

Wisconsin	6	2,954,966.89	0.67%	(1)	4.2570	1.764300

Totals	52	443,645,604.90	100.00%	(4)	4.2239	1.465429

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP
	3.750% or less	1	78,726,646.13	17.75%	(25)	3.6580	1.762400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	2	86,206,176.92	19.43%	0	3.8451	1.540434	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	2	32,598,960.71	7.35%	0	4.1500	2.062417	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	7	111,756,930.67	25.19%	1	4.3090	1.090799	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	58,371,568.33	13.16%	1	4.6087	1.287554	49 months or greater	21	400,504,934.57	90.28%	(5)	4.1789	1.459837
	4.751% to 5.000%	4	23,732,382.07	5.35%	1	4.8567	1.241556	Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
	5.001% to 5.250%	1	1,541,716.22	0.35%	1	5.0600	1.759200
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	1	7,570,553.52	1.71%	1	5.9800	2.200400
	Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP
	60 months or less	21	400,504,934.57	90.28%	(5)	4.1789	1.459837	Interest Only	1	78,726,646.13	17.75%	(25)	3.6580	1.762400
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	180 months or less	8	47,525,189.64	10.71%	0	4.5569	1.401282
	Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429	180 months to 240 months	12	274,253,098.80	61.82%	1	4.2629	1.383130
								240 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
								301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	43,140,670.33	9.72%	1	4.6421	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	21	400,504,934.57	90.28%	(5)	4.1789	1.459837
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	25	443,645,604.90	100.00%	(4)	4.2239	1.465429
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1B	28010338	OF	Richmond	VA	Actual/360	4.444%	33,366.02	17,876.37	0.00	07/06/23	07/06/43	--	8,719,089.75	8,701,213.38	06/06/23
1C	28020338	OF	Glen Allen	VA	Actual/360	4.444%	37,856.34	20,282.13	0.00	07/06/23	07/06/43	--	9,892,483.77	9,872,201.64	06/06/23
2	440000236	RT	Pineville	NC	Actual/360	3.839%	256,863.54	164,498.69	0.00	N/A	06/01/23	--	77,700,741.30	77,536,242.61	05/01/23
5	310920047	RT	Baltimore	MD	Actual/360	3.658%	247,997.16	3,998.40	3,998.40	N/A	05/01/21	--	78,730,644.53	78,726,646.13	06/01/23
6	440000242	RT	Billings	MT	Actual/360	4.286%	259,783.01	120,635.27	0.00	N/A	07/01/23	--	70,388,123.11	70,267,487.84	04/01/22
10	28000340	MU	Orlando	FL	Actual/360	4.622%	160,620.74	80,426.49	0.00	N/A	07/06/23	--	40,356,406.99	40,275,980.50	06/06/23
11	440000251	SS	Various	OH	Actual/360	4.497%	96,792.03	59,053.51	0.00	N/A	07/01/23	--	24,995,252.12	24,936,198.61	06/01/23
12	28000331	RT	Various	Various	Actual/360	5.332%	113,848.29	24,793,421.00	0.00	N/A	06/06/23	--	24,793,421.00	0.00	06/06/23
13	28000337	OF	Jamaica	NY	Actual/360	4.136%	90,872.68	45,008.25	0.00	N/A	06/06/23	--	25,514,883.57	25,469,875.32	05/06/23
16	28000345	OF	Lakewood	CO	Actual/360	4.576%	61,975.30	31,576.32	0.00	N/A	07/06/23	--	15,727,997.69	15,696,421.37	06/06/23
19	28000328	MF	Beaufort	SC	Actual/360	5.081%	59,206.47	13,531,962.92	0.00	N/A	06/06/23	--	13,531,962.92	0.00	06/06/23
21	28000318	RT	Bronx	NY	Actual/360	3.900%	29,310.62	57,794.36	0.00	N/A	05/01/23	--	8,727,728.67	8,669,934.31	06/01/23
23	310918547	LO	Hartford	CT	Actual/360	4.920%	42,310.13	34,821.69	0.00	N/A	07/01/23	--	9,986,654.48	9,951,832.79	06/01/23
26	310918513	RT	Grand Forks	ND	Actual/360	4.780%	38,817.03	21,380.54	0.00	N/A	07/01/23	--	9,430,510.72	9,409,130.18	06/01/23
27	310918731	RT	Fremont	CA	Actual/360	4.200%	25,914.63	36,250.17	0.00	N/A	07/01/23	--	7,165,335.56	7,129,085.39	06/01/23
29	310918182	RT	Hampstead	MD	Actual/360	4.070%	29,378.97	8,382,682.50	0.00	N/A	06/01/23	--	8,382,682.50	0.00	06/01/23
30	440000238	MF	Ellensburg	WA	Actual/360	4.571%	32,614.12	8,285,816.41	0.00	N/A	06/01/23	--	8,285,816.41	0.00	06/01/23
31	310918150	LO	Spartanburg	SC	Actual/360	4.260%	27,311.93	7,445,324.48	0.00	N/A	06/01/23	--	7,445,324.48	0.00	06/01/23
34	310918031	LO	Greenville	SC	Actual/360	4.260%	26,776.40	27,453.42	0.00	N/A	06/01/23	--	7,299,336.82	7,271,883.40	05/01/23
35	28000346	LO	Sandusky	OH	Actual/360	5.980%	39,105.64	23,594.60	0.00	N/A	07/01/23	--	7,594,148.12	7,570,553.52	05/01/23
37	440000243	MH	Various	PA	Actual/360	4.975%	30,687.99	15,776.67	0.00	N/A	07/01/23	--	7,163,350.49	7,147,573.82	06/01/23
40	28000336	LO	Long Island City	NY	Actual/360	4.835%	24,840.60	21,160.77	0.00	N/A	06/06/23	--	5,966,317.51	5,945,156.74	05/06/20
42	28000317	LO	Germantown	TN	Actual/360	4.300%	23,189.37	15,410.60	0.00	N/A	05/06/23	--	6,262,694.95	6,247,284.35	06/06/23
44	28000322	RT	Various	Various	Actual/360	4.257%	18,392.50	20,021.54	0.00	05/06/23	05/06/38	--	5,017,392.02	4,997,370.48	05/06/23
48	28000342	MF	Austin	TX	Actual/360	4.786%	20,221.49	15,826.48	0.00	N/A	07/06/23	--	4,906,606.12	4,890,779.64	06/06/23
51	310918153	LO	Spartanburg	SC	Actual/360	4.260%	16,199.72	16,609.32	0.00	N/A	06/01/23	--	4,416,098.90	4,399,489.58	05/01/23
52	28000327	RT	Kannapolis	NC	Actual/360	4.400%	18,359.76	4,845,683.54	0.00	N/A	06/06/23	--	4,845,683.54	0.00	06/06/23
53	28000324	LO	Syracuse	NY	Actual/360	4.819%	18,557.93	4,472,119.99	0.00	N/A	06/06/23	--	4,472,119.99	0.00	06/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 29

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
55	28000334	MF	Tallahassee	FL	Actual/360	4.926%	21,473.37	5,062,285.14	0.00	N/A	06/06/23	--	5,062,285.14	0.00	06/06/23
60	28000341	MF	Windcrest	TX	Actual/360	4.686%	13,640.30	18,496.38	0.00	N/A	07/06/23	--	3,380,355.67	3,361,859.29	06/06/23
66	28000347	MH	Leadville	CO	Actual/360	4.850%	13,902.30	3,328,783.74	0.00	N/A	07/06/23	--	3,328,783.74	0.00	06/06/23
76	410918522	RT	Dickinson	TX	Actual/360	4.600%	9,525.54	5,597.47	0.00	N/A	07/01/23	--	2,404,763.93	2,399,166.46	06/01/23
77	790919101	RT	Reading	PA	Actual/360	4.680%	8,953.59	2,221,735.32	0.00	N/A	06/01/23	--	2,221,735.32	0.00	06/01/23
80	410919499	MH	Biloxi	MS	Actual/360	5.060%	6,740.76	5,315.11	0.00	N/A	07/01/23	--	1,547,031.33	1,541,716.22	06/01/23
82	410919590	RT	Charlotte	NC	Actual/360	4.860%	5,161.30	2,763.17	0.00	N/A	07/01/23	--	1,233,284.50	1,230,521.33	06/01/23
Totals							1,960,567.57	83,251,442.76	3,998.40				526,897,047.66	443,645,604.90

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1B	(362,723.55)	(90,332.13)	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1C	1,826,742.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	15,427,106.40	4,067,727.02	01/01/23	03/31/23	--	0.00	0.00	420,024.05	420,024.05	0.00	0.00
5	13,198,599.00	0.00	--	--	02/13/23	36,208,716.90	1,373,622.23	0.00	0.00	0.00	0.00
6	0.00	2,357,415.49	01/01/22	06/30/22	03/13/23	43,542,197.19	4,071,478.93	218,687.40	1,373,359.67	0.00	0.00
10	3,397,035.28	1,061,198.46	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	3,723,606.00	0.00	--	--	--	0.00	0.00	135,441.51	135,441.51	0.00	0.00
16	2,053,024.46	993,721.53	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	736,719.44	382,026.51	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,060,056.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,445,909.16	361,477.29	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,157,552.53	274,284.57	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	909,892.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,080,746.92	0.00	--	--	--	0.00	0.00	54,104.11	54,104.11	0.00	0.00
35	1,885,897.21	0.00	--	--	--	0.00	0.00	61,942.45	61,942.45	0.00	0.00
37	1,337,660.23	343,603.69	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	(100,087.00)	0.00	--	--	12/12/22	0.00	0.00	45,873.80	1,698,086.39	535,072.86	0.00
42	958,930.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	811,104.35	204,463.45	01/01/23	03/31/23	--	0.00	0.00	37,850.89	37,850.89	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	625,420.14	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	753,872.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1,101,390.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	827,065.00	216,595.05	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	321,555.00	80,388.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	293,980.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	228,259.05	66,140.35	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	221,488.20	54,674.48	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	54,920,802.42	10,373,383.76				79,750,914.09	5,445,101.16	973,924.22	3,780,809.07	535,072.86	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
44	28000322	504.45	Partial Liquidation (Curtailment)	0.00	0.00
66	28000347	3,321,314.52	Payoff Prior to Maturity	0.00	0.00
Totals		3,321,818.97		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/16/23	0	0.00	0	0.00	1	70,267,487.84	0	0.00	1	70,267,487.84	0	0.00	1	504.45	1	3,321,314.52	4.223911%	4.041202%	(4)
05/17/23	0	0.00	0	0.00	2	76,354,440.62	0	0.00	1	70,388,123.11	0	0.00	0	0.00	3	8,402,155.91	4.321125%	4.199117%	(2)
04/17/23	0	0.00	0	0.00	2	76,504,870.78	0	0.00	1	70,516,679.32	0	0.00	0	0.00	4	28,247,603.03	4.282160%	4.180210%	(1)
03/17/23	0	0.00	0	0.00	2	76,645,572.08	0	0.00	1	70,636,398.28	0	0.00	0	0.00	3	57,578,154.53	4.311761%	4.223861%	0
02/17/23	0	0.00	0	0.00	2	76,892,393.88	0	0.00	1	70,859,904.22	0	0.00	1	2,840,388.05	3	74,935,716.73	4.346979%	4.264285%	1
01/18/23	0	0.00	0	0.00	2	77,031,649.42	0	0.00	1	70,978,361.09	0	0.00	0	0.00	5	78,555,723.96	4.312392%	4.235563%	3
12/16/22	0	0.00	0	0.00	2	77,170,383.14	0	0.00	1	71,096,382.37	0	0.00	0	0.00	1	4,351,212.73	4.319722%	4.246802%	4
11/18/22	0	0.00	0	0.00	2	77,317,860.50	0	0.00	1	71,222,417.91	0	0.00	0	0.00	1	3,406,251.27	4.325287%	4.252739%	5
10/17/22	0	0.00	0	0.00	3	83,828,215.88	0	0.00	1	71,339,541.76	0	0.00	0	0.00	0	0.00	4.325004%	4.252518%	6
09/16/22	0	0.00	0	0.00	3	83,990,367.58	0	0.00	1	71,464,711.91	0	0.00	0	0.00	0	0.00	4.325334%	4.255283%	7
08/17/22	0	0.00	1	6,403,292.07	2	77,738,562.71	0	0.00	2	71,580,944.81	0	0.00	0	0.00	1	3,543,636.90	4.325643%	4.255629%	8
07/15/22	1	6,418,127.14	0	0.00	3	82,008,659.04	0	0.00	2	75,830,761.28	0	0.00	0	0.00	0	0.00	4.326948%	4.256131%	9
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	440000236	05/01/23	0	5	420,024.05	420,024.05	0.00	77,700,741.30	05/24/23	13
6	440000242	04/01/22	13	6	218,687.40	1,373,359.67	0.00	72,058,622.12	05/18/20	7			12/07/21
13	28000337	05/06/23	0	5	135,441.51	135,441.51	0.00	25,514,883.57	04/10/23	4
34	310918031	05/01/23	0	5	54,104.11	54,104.11	0.00	7,299,336.82
35	28000346	05/01/23	0	B	61,942.45	61,942.45	0.00	7,594,148.12
40	28000336	05/06/20	36	5	45,873.80	1,698,086.39	1,285,549.06	6,688,837.91	05/26/20	2
44	28000322	05/06/23	0	B	37,850.89	37,850.89	0.00	5,009,331.95
51	310918153	05/01/23	0	5	0.00	0.00	0.00	4,416,098.90
Totals					973,924.22	3,780,809.07	1,285,549.06	206,282,000.69
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		214,266,512	93,643,865	120,622,648		0
0 - 6 Months		205,808,307	135,540,819	0		70,267,488
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		23,570,786	23,570,786	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-23	443,645,605	367,432,960	0	0	5,945,157	70,267,488
May-23	526,897,048	450,542,607	0	0	5,966,318	70,388,123
Apr-23	668,350,079	591,845,208	0	0	5,988,191	70,516,679
Mar-23	725,043,029	648,397,457	0	0	6,009,174	70,636,398
Feb-23	804,778,906	727,886,512	0	0	6,032,490	70,859,904
Jan-23	901,507,257	824,475,607	0	0	6,053,288	70,978,361
Dec-22	983,231,092	826,060,709	0	0	86,074,001	71,096,382
Nov-22	994,942,605	917,624,745	0	0	6,095,443	71,222,418
Oct-22	1,000,282,915	836,454,699	0	0	92,488,674	71,339,542
Sep-22	1,002,302,492	838,312,125	0	0	92,525,656	71,464,712
Aug-22	1,004,221,391	840,079,536	0	6,403,292	86,157,618	71,580,945
Jul-22	1,010,266,945	841,840,158	6,418,127	0	86,177,898	75,830,761
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	440000236	77,536,242.61	77,700,741.30	263,000,000.00	04/29/13	3,845,170.02	1.56430	03/31/23	06/01/23	240
5	310920047	78,726,646.13	80,000,000.00	100,000,000.00	01/11/23	12,419,317.00	1.76240	12/31/22	05/01/21	I/O
6	440000242	70,267,487.84	72,058,622.12	33,300,200.00	02/01/23	2,241,325.49	0.98190	06/30/22	07/01/23	240
13	28000337	25,469,875.32	25,514,883.57	49,000,000.00	04/25/13	3,464,528.00	2.12470	12/31/22	06/06/23	240
26	310918513	9,409,130.18	9,409,130.18	21,500,000.00	04/11/13	897,922.44	1.24300	12/31/22	07/01/23	240
40	28000336	5,945,156.74	6,688,837.91	12,500,000.00	11/01/22	(213,166.00)	(0.38610)	12/31/22	06/06/23	179
42	28000317	6,247,284.35	6,247,284.35	12,700,000.00	01/23/23	823,133.00	1.77700	12/31/22	05/06/23	238
Totals		273,601,823.17	277,619,499.43	492,000,200.00		23,478,229.95

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	440000236	RT	NC	05/24/23	13

Loan recently transferred to the special servicer due to Imminent Monetary Default due to the 6/1/2023 maturity date. Special servicer has reached out to the borrower parties to discuss the loan and collateral.

5	310920047	RT	MD	08/27/20	13
	Receiver was appointed on 1/26/23 and lender is evaluating collateral, including leasing.

6	440000242	RT	MT	05/18/20	7
	Special Servicer comments are not available for this cycle.

13	28000337	OF	NY	04/10/23	4
	Loan recently transferred to SS, a Hello Letter was sent and a PNL was executed by Borrower. Special Servicer is evaluating an extension request. Loan matures in 6/2023.

26	310918513	RT	ND	09/22/22	13

Loan has transferred to special servicing due to non-compliance with cash management. The special servicer has sent the pre-negotiation letter which has not been signed and counsel has been engaged. Default notice sent to Borrower. Loan

	remains current an d Borrower has communicated that it is working on refinancing.

40	28000336	LO	NY	05/26/20	2

A receivership order was entered on 11/4/2021. Special Servicer continues to move forward with a foreclosure strategy. On 2/21/2023, the Federal court denied prospect buyer's motion to dismiss and lifted stay of the foreclosure. Lender can now proceed wit h foreclosure litigation in Federal court. The Court has granted lender's request to amend the complaint to encompass the new mortgage and Special Sevicer is working on serving the new defendant who is out of the country. Motion

	for summary judgment brief ing schedule has been set with final filings due 7/23/2023. Foreclosure litigation remains ongoing.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	28000317	LO	TN	07/10/20	11

The Loan transferred for Imminent Monetary Default at Borrower's request as a result of the Covid-19 pandemic. Borrower and Lender executed a forbearance agreement effective 10/29/21. The forbearance agreement has been completed.

Special Servicer is worki ng with Borrower to set up appropriate Cash Management accounts. Special Servicer is monitoring the performance of the loan and communicating with Borrower regarding plans to payoff the loan on the upcoming maturity date.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	28000338	0.00	4.44400%	0.00	4.44400%	2	03/22/20	04/06/20	04/13/20
42	28000317	0.00	4.30000%	0.00	4.30000%	10	09/06/21	04/06/20	11/12/21
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
24	28000214 03/17/20	10,429,016.68	6,500,000.00	6,143,280.37	6,143,280.37	6,143,280.37	0.00	10,429,016.68	0.00	1,247,593.56	9,181,423.12	74.64%
28	28000320 02/18/21	8,651,301.48	6,500,000.00	7,104,159.88	1,597,112.58	7,104,159.88	5,507,047.30	3,144,254.18	0.00	43,832.07	3,100,422.11	28.97%
39	440000240 05/17/22	6,422,268.95	6,000,000.00	6,799,113.61	249,642.69	6,799,113.61	6,549,470.92	0.00	0.00	0.00	0.00	0.00%
50	310919345 08/17/22	4,134,010.98	3,700,000.00	4,572,734.13	1,005,843.15	4,572,734.13	3,566,890.98	567,120.00	0.00	486,201.01	80,918.99	1.30%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		29,636,598.09	22,700,000.00	24,619,287.99	8,995,878.79	24,619,287.99	15,623,409.20	14,140,390.86	0.00	1,777,626.64	12,362,764.22

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
24	28000214	04/17/23	0.00	0.00	9,181,423.12	0.00	0.00	(17,951.82)	0.00	0.00	9,660,694.83
		10/17/22	0.00	0.00	9,199,374.94	0.00	0.00	(1,229,641.74)	0.00	0.00
		03/17/20	0.00	0.00	10,429,016.68	0.00	0.00	10,429,016.68	0.00	479,271.71
28	28000320	03/17/23	0.00	0.00	3,100,422.11	0.00	0.00	(43,832.07)	0.00	0.00	3,100,422.11
		02/18/21	0.00	0.00	3,144,254.18	0.00	0.00	3,144,254.18	0.00	0.00
39	440000240	05/17/22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
50	310919345	04/17/23	0.00	0.00	80,918.99	0.00	0.00	(486,201.01)	0.00	0.00	80,918.99
		08/17/22	0.00	0.00	567,120.00	0.00	0.00	567,120.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,362,764.22	0.00	0.00	12,362,764.22	0.00	479,271.71	12,842,035.93

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	3,777.12	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	16,948.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	15,153.00	0.00	0.00	160,225.88	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,492.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	2,030.18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	0.00	0.00	627.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,284.42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	1,348.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	46,034.69	0.00	627.00	160,225.88	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		206,887.57

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Supplemental Notes
None

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